Net Income (Loss) per Common Share	6 Months Ended
Jun. 30, 2015
Earnings Per Share [Abstract]
Net Income (Loss) per Common Share
Note 8 - Net Income (Loss) per Common Share

Basic income (loss) per common share is calculated by dividing net income (loss) available to common shareholders by the number of weighted average common shares issued and outstanding.  Diluted earnings (loss) per common share is calculated by dividing net income (loss) available to common shareholders, adjusted for the change in the fair value of the warrant liability by the weighted average number of common shares issued and outstanding for the period, plus amounts representing the dilutive effect from the exercise of stock options and warrants, as applicable. The Company calculates dilutive potential common shares using the treasury stock method, which assumes the Company will use the proceeds from the exercise of stock options and warrants to repurchase shares of common stock to hold in its treasury stock reserves.

	For the three months		For the six months
	June 30,	June 30,	June 30,	June 30,
	2015	2014	2015	2014

Loss per share - Basic:
Numerator for basic loss per share	$(1,815,000)	$(5,339,000)	$(1,572,000)	$(8,850,000)
Denominator for basic loss per share	31,190,714	25,166,752	30,727,840	22,004,712
Basic loss per common share	$(0.06)	$(0.21)	$(0.05)	$(0.40)

Loss per share - Diluted:
Numerator for diluted loss per share	$(1,815,000)	$(5,339,000)	$(1,572,000)	$(8,850,000)
Adjust: Change in fair value of dilutive warrants outstanding	1,196,000	4,685,000	188,000	7,436,000
Numerator for diluted loss per share	$(619,000)	$(654,000)	$(1,384,000)	$(1,414,000)

Denominator for basic loss per share	31,190,714	25,166,752	30,727,840	22,004,712
Plus: Incremental shares underlying warrants outstanding	-	-	-	-
Denominator for diluted loss per share	31,190,714	25,166,752	30,727,840	22,004,712
Diluted loss per common share	$(0.06)	$(0.21)	$(0.05)	$(0.40)

The following potentially dilutive securities have been excluded from the computations of diluted weighted-average shares outstanding as they would be anti-dilutive:

	June 30,
	2015	2014
Shares underlying warrants outstanding	17,667,937	16,819,881
Shares underlying options outstanding	3,634,502	2,424,612